OTHER INCOME (EXPENSE), NET - Schedule of Components of Other Income (expense), Net (Parenthetical) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Other Income And Expenses [Abstract]
Reversal of FIN 45 & FIN 48 due to expiration of statute of limitations	$ 1,182	$ 2,462	$ 1,409